Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Expense [Abstract]
Allocation of Benefit Costs, Valero's Defined Benefit Plans
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Valero Savings Plan	$7	$5	$6
Valero Energy Corporation Thrift Plan	1	1	1
Ultramar Ltd. Savings Plan	3	3	3
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. pension cost	$2	$1	$1
Canadian pension cost	2	2	2
U.S. postretirement benefit cost	—	—	—

Allocation of Benefit Costs, Ultramar Ltd. Savings Plan
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Valero Savings Plan	$7	$5	$6
Valero Energy Corporation Thrift Plan	1	1	1
Ultramar Ltd. Savings Plan	3	3	3
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. pension cost	$2	$1	$1
Canadian pension cost	2	2	2
U.S. postretirement benefit cost	—	—	—